Cover	Jul. 07, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Jones Soda Co. (the “Company”) is filing this Form 8-K/A (“Amendment No. 1”) to its Current Report on Form 8-K as originally filed with the Securities and Exchange Commission on July 10, 2026 (the “Original Filing”), to correct certain information disclosed under “Item 1.01 Entry into a Material Definitive Agreement”, “Item 3.02 Unregistered Sales of Equity Securities” and “Item 8.01 Other Events” in the Original Filing. Specifically, the Original Filing incorrectly stated that the Company issued 7,500,000 Units (defined below) for aggregate gross proceeds of $2.5 million and that the closing price trigger for the Company’s option to accelerate the expiry date of the Warrants (defined below) was $0.47 per share. As corrected herein, the Company issued a total of 5,257,576 Units at $0.33 per Unit for aggregate gross proceeds of $1,735,000 and the closing price trigger for the Company’s option to accelerate the expiry date of the Warrants (defined below) was $0.73 per share. Additionally, the Company is filing the corrected form of Warrant and form of Registration Rights Agreement (as defined below) as exhibits to this Amendment No.1, which correct certain typographical errors in each of the form of Warrant and form of Registration Rights Agreement filed as exhibits to the Original Filing. This Amendment No. 1 also clarifies that all Units offered and sold in the Offering (defined below) were in the United States to accredited investors under Rule 506(b) of Regulation D under the Securities Act (defined below). Finally, this Amendment No.1 makes clear that the press release issued by the Company on July 8, 2026, relates to the announcement of the Company’s intention to complete an additional non-brokered private placement of Units for gross proceeds of up to $765,000. This Amendment No. 1 should be read in conjunction with the Original Filing, which, except as specifically amended hereby, remains in full force and effect.
Document Period End Date	Jul. 07, 2026
Entity File Number	000-28820
Entity Registrant Name	JONES SODA CO.
Entity Central Index Key	0001083522
Entity Tax Identification Number	52-2336602
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	1522 Western Ave
Entity Address, Address Line Two	Suite 24150
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	,
City Area Code	(206)
Local Phone Number	624-3357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false